Supplement Dated June 28, 2013

To Prospectuses and Brochures dated May 1, 2013

SUPPLEMENT

to the Brochures of Mutual of America Life Insurance Company Separate Account No. 1

Defined Contribution (Standard) and Defined Contribution (Alternate)

and

the Prospectuses of Mutual of America Life Insurance Company Separate Account No. 2

Thrift Plan Contracts; TDA, VEC, IRA AND FPA Contracts (TVIF); and 457 Plan Contracts

1)    The text of the indicated footnotes, each labeled “Adviser Reimbursements”, that appears on the following pages:

Separate Account No. 1 Brochure for Defined Contribution (Standard) – Footnote 4 on page 1

Separate Account No. 1 Brochure for Defined Contribution (Alternate) – Footnote 3 on page 1

Separate Account No. 2 Prospectus for TVIF – Footnote 4 on pages 1-2

Separate Account No. 2 Prospectus for Thrift – Footnote 4 on page 2

Separate Account No. 2 Prospectus for 457 – Footnote 3 on page 1 is deleted in its entirety and replaced with the following:

Adviser Reimbursements. All Contracts with assets invested in the American Century VP Capital Appreciation Fund, PIMCO Variable Insurance Trust Real Return Institutional Portfolio, Fidelity VIP Funds and T. Rowe Price Blue Chip Growth Fund, without any requirement that they have a minimum amount of assets in the Separate Account, qualify for a reduction in the fees they pay equal to reimbursements we receive from service providers to those funds. The investment adviser for the American Century VP Capital Appreciation Fund reimburses us at an annual rate of 0.25% for administrative expenses; the investment adviser for the PIMCO Variable Insurance Trust Real Return Institutional Portfolio reimburses us at an annual rate of 0.10% for certain services we provide; the transfer agent and distributor for the four Fidelity VIP Funds reimburse us at an annual rate of 0.10% for certain services we provide; and the investment adviser for the T. Rowe Price Blue Chip Growth Fund reimburses us at an annual rate of 0.15% for administrative services we provide, or at an annual rate of 0.25% if the aggregate dollar value of the shares of that fund held in Mutual of America separate accounts exceed $250,000,000 at all times during a month. Mutual of America will apply the amount of the T. Rowe Price reimbursement to reduce Separate Account fees for the contract assets that are invested in the T. Rowe Price Blue Chip Growth Fund after we are notified of, and receive, the reimbursement. The effect of the reimbursements on all Contracts is more specifically discussed under “Charges You or Your Employer Will Pay” and “Charges under the Contracts.”

2)             The section labeled “Separate Account Charge Reduction – Reimbursement from American Century, T. Rowe Price, PIMCO and Fidelity” that appears on the following pages:

Separate Account No. 1 Brochure for Defined Contribution (Standard) – Pages 24-25

Separate Account No. 1 Brochure for Defined Contribution (Alternate) – Pages 16-17

Separate Account No. 2 Prospectus for TVIF – Page 21

Separate Account No. 2 Prospectus for Thrift – Pages 17-18

Separate Account No. 2 Prospectus for 457 – Pages 16-17

is deleted in its entirety and replaced with the following:

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Separate Account Charge Reduction—Reimbursement from American Century, T. Rowe, PIMCO and Fidelity

We receive reimbursements for administrative expenses and certain services from the investment advisers to certain of the Underlying Funds. We do not keep any of the reimbursements we receive and we apply all of such reimbursements, to the extent received by us, to reduce the Separate Account Charge applicable to assets invested in those separate account investment alternatives. We currently receive the following reimbursements:

•                  the investment adviser for the American Century VP Capital Appreciation Fund reimburses us at an annual rate of 0.25% for administrative expenses;

•                  the investment adviser for the PIMCO Variable Insurance Trust Real Return Institutional Portfolio reimburses us at an annual rate of 0.10% for certain services we provide;

•                  the transfer agent and distributor for the four Fidelity VIP Funds reimburse us at an annual rate of 0.10% for certain services we provide; and

•                  the investment adviser for the T. Rowe Price Blue Chip Growth Fund reimburses us at an annual rate of 0.15% for administrative services we provide, or at an annual rate of 0.25% if the aggregate dollar value of the shares of that fund held in Mutual of America separate accounts exceed $250,000,000 at all times during a month. Mutual of America will apply the amount of the T. Rowe Price reimbursement to reduce Separate Account fees for the contract assets that are invested in the T. Rowe Price Blue Chip Growth Fund after we are notified of, and receive, the reimbursement.

For each Fund of the Separate Account invested in the American Century, T. Rowe Price, PIMCO or Fidelity investment alternatives, the following reductions in the Separate Account Charge apply:

Standard Separate Account Fees:

•                  Standard Charge: 1.20%

•                  Charge for assets invested in Fidelity Funds: 1.10%

•                  Charge for assets invested in PIMCO Portfolio: 1.10%

•                  Charge for assets invested in T. Rowe Price Fund: 1.05% (or 0.95%, if Mutual of America separate account assets in the Fund exceed $250,000,000 at all times during a month and we have been notified of, and received, the increased reimbursement)

•                  Charge for assets invested in American Century Fund: 0.95%

Assets Qualifying for Tier 1 Reduced Fees:

•                  Tier 1 Charge: 0.50%

•                  Charge for assets invested in Fidelity Funds: 0.40%

•                  Charge for assets invested in PIMCO Portfolio: 0.40%

•                  Charge for assets invested in T. Rowe Price Fund: 0.35% (or 0.25%, if Mutual of America separate account assets in the Fund exceed $250,000,000 at all times during a month and we have been notified of, and received, the increased reimbursement)

•                  Charge for assets invested in American Century Fund: 0.25%

Assets Qualifying for Tier 2 Reduced Fees:

•                  Tier 2 Charge: 0.60%

•                  Charge for assets invested in Fidelity Funds: 0.50%

•                  Charge for assets invested in PIMCO Portfolio: 0.50%

•                  Charge for assets invested in T. Rowe Price Fund: 0.45% (or 0.35%, if Mutual of America separate account assets in the Fund exceed $250,000,000 at all times during a month and we have been notified of, and received, the increased reimbursement)

•                  Charge for assets invested in American Century Fund: 0.35%

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